FVM - Movements of level 3 instruments - Assets (Detail) - Level 3 - USD ($) $ in Billions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	$ 0.2
Balance at the end of period	0.9
Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	0.9
Balance at the end of period	1.1
Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	1.2
Balance at the end of period	3.1
Financial assets at fair value held for trading
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	1.8	$ 1.5
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	0.0	0.0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0.0	0.0
Purchases	0.3	0.2
Sales	(1.0)	(0.7)
Issuances	0.7	0.7
Settlements	(1.4)	(0.0)
Transfers into Level 3	0.1	0.1
Transfers out of Level 3	(0.3)	(0.3)
Foreign currency translation	0.0	0.0
Balance at the end of period	8.0	1.5
Financial assets at fair value held for trading | Merger with Credit Suisse AG
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Effect from a business combination	7.8
Financial assets at fair value held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period		0.1
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income		0.0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		0.0
Purchases		0.0
Sales		(0.0)
Issuances		0.0
Settlements		(0.0)
Transfers into Level 3		0.0
Transfers out of Level 3		(0.0)
Foreign currency translation		0.0
Balance at the end of period		0.0
Financial assets at fair value held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	0.6	0.5
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	(0.1)	0.0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	(0.1)	0.0
Purchases	0.2	0.1
Sales	(0.2)	(0.2)
Issuances	0.0	0.0
Settlements	(0.0)	(0.0)
Transfers into Level 3	0.0	0.0
Transfers out of Level 3	(0.0)	(0.0)
Foreign currency translation	0.0	0.0
Balance at the end of period	0.9	0.4
Financial assets at fair value held for trading | Corporate and municipal bonds | Merger with Credit Suisse AG
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Effect from a business combination	0.4
Financial assets at fair value held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	0.9	0.6
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	0.1	0.0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0.1	0.0
Purchases	0.0	0.0
Sales	(0.7)	(0.3)
Issuances	0.7	0.7
Settlements	(1.4)	(0.0)
Transfers into Level 3	0.0	0.0
Transfers out of Level 3	(0.3)	(0.2)
Foreign currency translation	0.0	0.0
Balance at the end of period	6.4	0.8
Financial assets at fair value held for trading | Loans | Merger with Credit Suisse AG
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Effect from a business combination	7.0
Financial assets at fair value held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	0.1
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	0.0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0.0
Purchases	0.0
Sales	(0.0)
Issuances	0.0
Settlements	(0.0)
Transfers into Level 3	0.0
Transfers out of Level 3	(0.0)
Foreign currency translation	0.0
Balance at the end of period	0.2
Financial assets at fair value held for trading | Equity instruments | Merger with Credit Suisse AG
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Effect from a business combination	0.1
Derivative financial instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	1.3	1.5
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	(0.1)	(0.2)
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0.0	(0.2)
Purchases	0.0	0.0
Sales	(0.0)	(0.0)
Issuances	0.7	0.4
Settlements	(0.4)	(0.2)
Transfers into Level 3	0.4	0.1
Transfers out of Level 3	(0.2)	(0.2)
Foreign currency translation	0.0	0.0
Balance at the end of period	2.3	1.3
Derivative financial instruments | Merger with Credit Suisse AG
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Effect from a business combination	0.7
Derivative financial instruments | Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	0.3	0.5
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	0.0	0.0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0.0	0.0
Purchases	0.0	0.0
Sales	(0.0)	(0.0)
Issuances	0.0	0.1
Settlements	(0.1)	(0.0)
Transfers into Level 3	0.2	0.0
Transfers out of Level 3	(0.0)	(0.0)
Foreign currency translation	0.0	0.0
Balance at the end of period	0.4	0.5
Derivative financial instruments | Interest rate contracts | Merger with Credit Suisse AG
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Effect from a business combination	0.0
Derivative financial instruments | Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	0.7	0.7
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	0.0	(0.2)
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0.0	(0.1)
Purchases	0.0	0.0
Sales	(0.0)	(0.0)
Issuances	0.5	0.3
Settlements	(0.2)	(0.2)
Transfers into Level 3	0.1	0.0
Transfers out of Level 3	(0.1)	(0.2)
Foreign currency translation	0.0	0.0
Balance at the end of period	1.2	0.4
Derivative financial instruments | Equity / index contracts | Merger with Credit Suisse AG
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Effect from a business combination	0.2
Derivative financial instruments | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	0.3	0.3
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	(0.1)	(0.1)
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0.0	(0.1)
Purchases	0.0	0.0
Sales	(0.0)	(0.0)
Issuances	0.1	0.1
Settlements	(0.1)	(0.0)
Transfers into Level 3	0.1	0.0
Transfers out of Level 3	(0.0)	(0.0)
Foreign currency translation	0.0	0.0
Balance at the end of period	0.5	0.4
Derivative financial instruments | Credit derivative contracts | Merger with Credit Suisse AG
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Effect from a business combination	0.1
Financial assets at fair value not held for trading
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	4.1	3.7
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	(0.1)	0.0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	(0.1)	0.0
Purchases	0.3	0.5
Sales	(0.0)	(0.4)
Issuances	1.1	0.0
Settlements	(1.4)	(0.0)
Transfers into Level 3	0.1	0.1
Transfers out of Level 3	(0.1)	(0.1)
Foreign currency translation	0.0	0.0
Balance at the end of period	8.0	3.8
Financial assets at fair value not held for trading | Merger with Credit Suisse AG
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Effect from a business combination	4.1
Financial assets at fair value not held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	1.3	0.7
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	(0.1)	0.0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	(0.1)	0.0
Purchases	0.1	0.2
Sales	(0.0)	(0.0)
Issuances	0.7	0.0
Settlements	(0.1)	(0.0)
Transfers into Level 3	0.0	0.0
Transfers out of Level 3	(0.1)	(0.1)
Foreign currency translation	0.0	0.0
Balance at the end of period	2.6	0.8
Financial assets at fair value not held for trading | Loans | Merger with Credit Suisse AG
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Effect from a business combination	0.8
Financial assets at fair value not held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	1.1	0.8
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	0.0	0.0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0.0	0.0
Purchases	0.1	0.2
Sales	(0.0)	(0.1)
Issuances	0.0	0.0
Settlements	(0.0)	(0.0)
Transfers into Level 3	0.0	0.0
Transfers out of Level 3	(0.0)	(0.0)
Foreign currency translation	0.0	0.0
Balance at the end of period	2.9	1.0
Financial assets at fair value not held for trading | Equity instruments | Merger with Credit Suisse AG
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Effect from a business combination	1.8
Financial assets at fair value not held for trading | Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	1.2	1.3
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	0.0	0.0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0.0	0.0
Purchases	0.0	0.0
Sales	(0.0)	(0.0)
Issuances	0.0	0.0
Settlements	(1.1)	(0.0)
Transfers into Level 3	0.0	0.0
Transfers out of Level 3	(0.0)	(0.0)
Foreign currency translation	0.0	0.0
Balance at the end of period	0.2	$ 1.3
Financial assets at fair value not held for trading | Auction rate securities | Merger with Credit Suisse AG
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Effect from a business combination	$ 0.0